UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period _____________ to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001991364

Chase Home Lending Mortgage Trust 2024-RPL3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Bithun John
(212)-834-4890

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC– Pool 1

Schedule 1 – Executive Summary/Narrative

Schedule 2 – Compliance Report

Schedule 3 – Title Diligence Report

Schedule 4 – Pay History Report

Schedule 5 - Servicing Comment Report

Schedule 6 – Modification Report

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC – Pool 2

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Exception Report

Schedule 3 – Title Review Report

Schedule 4 – Rating Agency Grades Report

Schedule 5 – Tape Compare

Schedule 6 – Custom Mod Upload

Schedule 7 – Supplemental Report

Schedule 8 – MLPSA Extract

99.3	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC – Pool 3

Schedule 1 – Executive Summary/Narrative

Schedule 2 – Compliance Report

Schedule 3 – Title Diligence Report

Schedule 4 – Pay History Report

Schedule 5 – Servicing Comment Report

Schedule 6 – Modification Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 17, 2024

J.P. Morgan Residential MORTGAGE Acceptance Corp. (Depositor)

By:	/s/ Bithun John
Name: Bithun John
Title: President (Senior Officer in charge of securitization)